Shareholders’ equity (Details Narrative)	1 Months Ended					12 Months Ended
	Jan. 30, 2024	Oct. 24, 2023 shares	Jun. 24, 2021 ¥ / shares shares	Jan. 31, 2021 shares	Jan. 24, 2021 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Mar. 26, 2021 shares	Jan. 06, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Nov. 10, 2020 $ / shares shares	May 09, 2018 ¥ / shares shares
Class of Stock [Line Items]
Common Stock, Shares Authorized							5,941,204		5,081,204
Common stock, par value per share | $ / shares						$ 0.001		$ 0.001
Common stock shares outstanding							5,941,204		5,081,204
Founder shares issued							170,800
Common stock, shares issued							5,941,204		5,081,204
Stock issued during period, shares, reverse stock splits						5,941,204
Retained earnings for statutory reserves | ¥							¥ 26,956		¥ 2,569,404
Statutory reserve | ¥							¥ 33,048,958
Merger [Member]
Class of Stock [Line Items]
Common stock, par value per share | $ / shares														$ 0.001
Common stock, shares issued														5,081,204
Subsequent Event [Member]
Class of Stock [Line Items]
Conversion of Stock, Description	Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001, and the authorized share capital of the Company was reduced from US$50,000 divided into 500,000,000 shares of a nominal or par value of US$0.0001 each to US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each (see Note 18 - Subsequent Event).
Private Placement [Member]
Class of Stock [Line Items]
Sale of shares			270,500
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized															500,000,000
Common stock, par value per share | ¥ / shares															¥ 0.0001
Share split				10 for 1
Common stock shares outstanding				10						1,708,000			10
Founder shares issued											287,500	1,150,000
Fouinder shares issued value | ¥												¥ 25,000
Shares issued			270,500
Common stock, shares issued										1,708,000			10
Shares subject to possible-redemption										5,750,000			0
Shares cancelled														4,455,446
Ordinary Shares [Member] | Employee Stock Incentive 2023 Plan [Member]
Class of Stock [Line Items]
Number of shares issued		860,000
Ordinary Shares [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Sale of shares					5,750,000
Sell price per share | ¥ / shares					¥ 10.00
Ordinary Shares [Member] | Private Placement [Member]
Class of Stock [Line Items]
Shares issued			270,500
Shares price | ¥ / shares			¥ 10